EATON VANCE NATIONAL MUNICIPALS FUND
    SUPPLEMENT TO PROSPECTUS DATED FEBRUARY 1, 2004 AS REVISED MARCH 1, 2004

                         EATON VANCE MUNICIPAL BOND FUND
                   SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2004

              EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND
                  SUPPLEMENT TO PROSPECTUS DATED AUGUST 1, 2004


1. THE FOLLOWING REPLACES THE LAST PARAGRAPH BEFORE "CHOOSING A SHARE CLASS" UNDER "PURCHASING SHARES":

RESTRICTIONS ON EXCESSIVE TRADING AND MARKET TIMING. The Fund is not intended for excessive trading or market timing. Market timers seek to profit by rapidly switching money into a fund when they expect the share price of the fund to rise and taking money out of the fund when they expect those prices to fall. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of a fund's shares may dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, excessive purchases and sales or exchanges of a fund's shares may cause a fund to have difficulty implementing its investment strategies, may force the fund to sell portfolio securities at inopportune times to raise cash or may cause increased expenses (such as increased brokerage costs, realization of taxable capital gains without attaining any investment advantage or increased administrative costs).

The Boards of Trustees of the Eaton Vance funds have adopted policies to discourage short-term trading and market timing and to seek to minimize their potentially detrimental effects. Pursuant to these policies, if an investor (through one or more accounts) makes more than two round-trip exchanges (exchanging from one fund to another fund and back again) within 12 months, it will be deemed to constitute market timing or excessive trading. Under the policies, the Fund or its principal underwriter will reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in the Eaton Vance funds if the Fund or the principal underwriter determines, in its discretion, that a proposed transaction involves market timing or excessive trading that it believes is likely to be detrimental to the Fund. The Fund and its principal underwriter cannot ensure that they will be able to identify all cases of market timing and excessive trading, although they believe they have adequate procedures in place to attempt to do so. The Fund or its principal underwriter may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason (including situations involving fewer than two round trip exchanges). No Eaton Vance fund has any arrangement to permit market timing.

The Fund and the principal underwriter have provided guidance to financial intermediaries (such as banks, broker-dealers, insurance companies and retirement administrators) concerning the application of the Eaton Vance funds' market timing and excessive trading policies to Fund shares held in omnibus accounts maintained and administered by such intermediaries, including guidance concerning situations where market timing or excessive trading is considered to be detrimental to the Fund. The Fund and the principal underwriter cannot ensure that these financial intermediaries will in all cases apply the policies of the Fund to accounts under their control.

PAYMENTS TO INVESTMENT DEALERS. In connection with sales of Fund shares, an investment dealer may receive commissions and other amounts that are paid from various sources. For instance, your investment dealer may receive sales charges and Fund distribution and/or service fees. In addition, the principal underwriter, out of its own resources, may make cash payments to certain investment dealers who provide marketing support, transaction processing and/or administrative services and, in some cases, include some or all Eaton Vance funds in preferred or specialized selling programs. Payments made by the principal underwriter to an investment dealer are typically in the form of fees based on Fund sales, assets, transactions processed and/or accounts attributable to that investment dealer. Investment dealers also may receive amounts from the principal underwriter in connection with educational or due diligence meetings that include information concerning Eaton Vance funds. The principal underwriter may pay or allow other promotional incentives or payments to investment dealers to the extent permitted by applicable laws and regulations.

Certain investment dealers that maintain "street name" or omnibus accounts provide sub-accounting, recordkeeping and/ or administrative services to the Eaton Vance funds and are compensated for such services by the Funds. As used in this prospectus, the term "investment dealer" includes any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, their designated intermediaries and any other firm having a selling, administration or similar agreement with the principal underwriter or its affiliates.

2. THE FOLLOWING REPLACES THE FIRST PARAGRAPH AND THE SALES CHARGE TABLE IN "FRONT-END SALES CHARGE" UNDER "SALES CHARGES":

CLASS A FRONT-END SALES CHARGE. Class A shares are offered at net asset value per share plus a sales charge that is determined by the amount of your investment. The current sales charge schedule is:

FOR NATIONAL MUNICIPALS FUND AND MUNICIPAL BOND FUND ONLY:

                                      Sales Charge*            Sales Charge*           Dealer Commission
                                    as Percentage of       as Percentage of Net         as Percentage of
Amount of Purchase                   Offering Price           Amount Invested            Offering Price
-------------------------------------------------------------------------------------------------------------
Less than $25,000                        4.75%                    4.99%                      4.50%
$25,000 but less than $100,000           4.50%                    4.71%                      4.25%
$100,000 but less than $250,000          3.75%                    3.90%                      3.50%
$250,000 but less than $500,000          3.00%                    3.09%                      2.75%
$500,000 but less than $1,000,000        2.00%                    2.04%                      2.00%
$1,000,000 or more                       0.00**                   0.00**                     1.00%

 * Because the offering price per share is rounded to two decimal places, the actual sales charge you pay on a purchase of Class A shares may be more or less than your total purchase amount multiplied by the applicable sales charge percentage.
** No sales charge is payable at the time of purchase on investments of $1 million or more. A CDSC of 1.00% will be imposed on such investments in the event of redemptions within 18 months of purchase. See "Contingent Deferred Sales Charges".

FOR NATIONAL LIMITED MATURITY MUNICIPALS FUND ONLY:

                                      Sales Charge*           Sales Charge*            Dealer Commission
                                    as Percentage of       as Percentage of Net       as a Percentage of
Amount of Purchase                   Offering Price          Amount Invested            Offering Price
--------------------------------------------------------------------------------------------------------------
Less than $100,000                        2.25%                   2.30%                     2.30%
$100,000 but less than $250,000           1.75%                   1.78%                     1.50%
$250,000 but less than $500,000           1.50%                   1.52%                     1.25%
$500,000 but less than $1,000,000         1.00%                   1.01%                     1.00%
$1,000,000 or more                        0.00**                  0.00**                    0.00**

 * Because the offering price per share is rounded to two decimal places, the actual sales charge you pay on a purchase of Class A shares may be more or less than your total purchase amount multiplied by the applicable sales charge percentage.
** No sales charge is payable at the time of purchase on investments of $1 million or more. A CDSC of 1.00% will be imposed on such investments in the event of redemptions within18 months of purchase. See "Contingent Deferred Sales Charges".

3. THE FOLLOWING REPLACES "REDUCING CLASS A SALES CHARGES" AND "PURCHASING CLASS A SHARES AT NET ASSET VALUE" UNDER "SALES CHARGES":

REDUCING OR ELIMINATING CLASS A SALES CHARGES. Front-end sales charges on purchases of Class A shares may be reduced under the right of accumulation or under a statement of intention. To receive a reduced sales charge, you must inform your investment dealer or the Fund at the time you purchase shares that you qualify for such a reduction. If you do not let your investment dealer or the Fund know you are eligible for a reduced sales charge, you may not receive the discount to which you are otherwise entitled.

     Under the right of accumulation, the sales charge you pay is reduced if the current market value of your holdings in the Fund or any other Eaton Vance fund (based on the current maximum public offering price) plus your new purchase total $25,000 or more ($100,000 for more or National Limited Maturity Municipals Fund). Class A, Advisers Class, Class B, Class C, Class I and/or Class R shares of a Fund or other Eaton Vance funds, as well as shares of Eaton Vance Money Market Fund, owned by you may be included for this purpose. Shares of Eaton Vance Cash Management Fund and Eaton Vance Tax Free Reserves cannot be included under the right of accumulation. Shares owned by you, your spouse and children under age twenty-one may be combined for purposes of the right of accumulation, including shares held for the benefit of any of you in trust or fiduciary accounts (including retirement accounts) or omnibus or "street name" accounts. You may be required to provide documentation to establish your ownership of shares included under the right of accumulation (such as account statements for you, your spouse and children or marriage certificates, birth certificates and/or trust or other fiduciary-related documents).

     Under a statement of intention, purchases of $25,000 or more ($100,000 for more or National Limited Maturity Municipals Fund) made over a 13-month period are eligible for reduced sales charges. Shares eligible under the right of accumulation may be included to satisfy the amount to be purchased under a statement of intention. Under a statement of intention, the principal underwriter may hold 5% of the dollar amount to be purchased in escrow in the form of shares registered in your name until you satisfy the statement or the 13-month period expires. A statement of intention does not obligate you to purchase (or the Fund to sell) the full amount indicated in the statement.

Class A shares are offered at net asset value (without a sales charge) to clients of financial intermediaries who charge a fee for their services; accounts affiliated with those financial intermediaries; investment and institutional clients of Eaton Vance; certain persons affiliated with Eaton Vance; and certain Eaton Vance and fund service providers. Class A shares may also be purchased at net asset value pursuant to the reinvestment privilege and exchange privilege and when distributions are reinvested. See "Shareholder Account Features" for details.

4. THE FOLLOWING REPLACES THE FIRST SENTENCE OF "BY TELEPHONE" UNDER "REDEEMING SHARES":

You can redeem up to $100,000 per account (which may include shares of one or more Eaton Vance funds) per day by calling the transfer agent at 1-800-262-1122 on Monday through Friday, 9:00 a.m. to 4:00 p.m. (eastern time).




December 15, 2004                                                        HMBLNPS

EATON VANCE ALABAMA MUNICIPALS FUND             EATON VANCE MISSOURI MUNICIPALS FUND
EATON VANCE ARKANSAS MUNICIPALS FUND            EATON VANCE NORTH CAROLINA MUNICIPALS FUND
EATON VANCE GEORGIA MUNICIPALS FUND             EATON VANCE OREGON MUNICIPALS FUND
EATON VANCE KENTUCKY MUNICIPALS FUND            EATON VANCE SOUTH CAROLINA MUNICIPALS FUND
EATON VANCE LOUISIANA MUNICIPALS FUND           EATON VANCE TENNESSEE MUNICIPALS FUND
EATON VANCE MARYLAND MUNICIPALS FUND            EATON VANCE VIRGINIA MUNICIPALS FUND
      SUPPLEMENT TO PROSPECTUS DATED JANUARY 1, 2004 AS REVISED FEBRUARY 23, 2004

EATON VANCE CALIFORNIA MUNICIPALS FUND          EATON VANCE NEW YORK MUNICIPALS FUND
EATON VANCE FLORIDA MUNICIPALS FUND             EATON VANCE OHIO MUNICIPALS FUND
EATON VANCE MASSACHUSETTS MUNICIPALS FUND       EATON VANCE RHODE ISLAND MUNICIPALS FUND
EATON VANCE MISSISSIPPI MUNICIPALS FUND         EATON VANCE WEST VIRGINIA MUNICIPALS FUND
        SUPPLEMENT TO PROSPECTUS DATED FEBRUARY 1, 2004 AS REVISED MARCH 1, 2004

                   EATON VANCE FLORIDA INSURED MUNICIPALS FUND
                       EATON VANCE HAWAII MUNICIPALS FUND
                     EATON VANCE HIGH YIELD MUNICIPALS FUND
                       EATON VANCE KANSAS MUNICIPALS FUND
                  SUPPLEMENT TO PROSPECTUSES DATED JUNE 1, 2004

             EATON VANCE CALIFORNIA LIMITED MATURITY MUNICIPALS FUND
              EATON VANCE FLORIDA LIMITED MATURITY MUNICIPALS FUND
           EATON VANCE MASSACHUSETTS LIMITED MATURITY MUNICIPALS FUND
             EATON VANCE NEW JERSEY LIMITED MATURITY MUNICIPALS FUND
              EATON VANCE NEW YORK LIMITED MATURITY MUNICIPALS FUND
                EATON VANCE OHIO LIMITED MATURITY MUNICIPALS FUND
            EATON VANCE PENNSYLVNIA LIMITED MATURITY MUNICIPALS FUND
                 SUPPLEMENT TO PROSPECTUSES DATED AUGUST 1, 2004


1. THE FOLLOWING REPLACES THE LAST PARAGRAPH BEFORE "CHOOSING A SHARE CLASS" UNDER "PURCHASING SHARES":

RESTRICTIONS ON EXCESSIVE TRADING AND MARKET TIMING. The Funds are not intended for excessive trading or market timing. Market timers seek to profit by rapidly switching money into a fund when they expect the share price of the fund to rise and taking money out of the fund when they expect those prices to fall. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of a fund's shares may dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, excessive purchases and sales or exchanges of a fund's shares may cause a fund to have difficulty implementing its investment strategies, may force the fund to sell portfolio securities at inopportune times to raise cash or may cause increased expenses (such as increased brokerage costs, realization of taxable capital gains without attaining any investment advantage or increased administrative costs).

The Boards of Trustees of the Eaton Vance funds have adopted policies to discourage short-term trading and market timing and to seek to minimize their potentially detrimental effects. Pursuant to these policies, if an investor (through one or more accounts) makes more than two round-trip exchanges (exchanging from one fund to another fund and back again) within 12 months, it will be deemed to constitute market timing or excessive trading. Under the policies, each Fund or its principal underwriter will reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in the Eaton Vance funds if the Fund or the principal underwriter determines, in its discretion, that a proposed transaction involves market timing or excessive trading that it believes is likely to be detrimental to the Fund. Each Fund and its principal underwriter cannot ensure that they will be able to identify all cases of market timing and excessive trading, although they believe they have adequate procedures in place to attempt to do so. Each Fund or its principal underwriter may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason (including situations involving fewer than two round trip exchanges). No Eaton Vance fund has any arrangement to permit market timing.

The Funds and the principal underwriter have provided guidance to financial intermediaries (such as banks, broker-dealers, insurance companies and retirement administrators) concerning the application of the Eaton Vance funds' market timing and excessive trading policies to Fund shares held in omnibus accounts maintained and administered by such intermediaries, including guidance concerning situations where market timing or excessive trading is considered to be detrimental to a Fund. Each Fund and the principal underwriter cannot ensure that these financial intermediaries will in all cases apply the policies of the Funds to accounts under their control.

PAYMENTS TO INVESTMENT DEALERS. In connection with sales of Fund shares, an investment dealer may receive commissions and other amounts that are paid from various sources. For instance, your investment dealer may receive sales charges and Fund distribution and/or service fees. In addition, the principal underwriter, out of its own resources, may make cash payments to certain investment dealers who provide marketing support, transaction processing and/or administrative services and, in some cases, include some or all Eaton Vance funds in preferred or specialized selling programs. Payments made by the principal underwriter to an investment dealer are typically in the form of fees based on Fund sales, assets, transactions processed and/or accounts attributable to that investment dealer. Investment dealers also may receive amounts from the principal underwriter in connection with educational or due diligence meetings that include information concerning Eaton Vance funds. The principal underwriter may pay or allow other promotional incentives or payments to investment dealers to the extent permitted by applicable laws and regulations.

Certain investment dealers that maintain "street name" or omnibus accounts provide sub-accounting, recordkeeping and/ or administrative services to the Eaton Vance funds and are compensated for such services by the Funds. As used in this prospectus, the term "investment dealer" includes any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, their designated intermediaries and any other firm having a selling, administration or similar agreement with the principal underwriter or its affiliates.

2. THE FOLLOWING REPLACES THE FIRST PARAGRAPH AND THE SALES CHARGE TABLE IN "FRONT-END SALES CHARGE" UNDER "SALES CHARGES":

CLASS A FRONT-END SALES CHARGE. Class A shares are offered at net asset value per share plus a sales charge that is determined by the amount of your investment. The current sales charge schedule is:

FOR LIMITED MATURITY MUNICIPALS FUNDS:

                                       Sales Charge*            Sales Charge*          Dealer Commission
                                     as Percentage of       as Percentage of Net      as a Percentage of
Amount of Purchase                     Offering Price          Amount Invested          Offering Price
--------------------------------------------------------------------------------------------------------------
Less than $100,000                          2.25%                   2.30%                    2.00%
$100,000 but less than $250,000             1.75%                   1.78%                    1.50%
$250,000 but less than $500,000             1.50%                   1.52%                    1.25%
$500,000 but less than $1,000,000           1.00%                   1.01%                    1.00%
$1,000,000 or more                          0.00**                  0.00**                   1.00%

 * Because the offering price per share is rounded to two decimal places, the actual sales charge you pay on a purchase of Class A shares may be more or less than your total purchase amount multiplied by the applicable sales charge percentage.
** No sales charge is payable at the time of purchase on investments of $1 million or more. A CDSC of 1.00% will be imposed on such investments in the event of redemptions within18 months of purchase. See "Contingent Deferred Sales Charges".

FOR ALL OTHER FUNDS:

                                        Sales Charge*             Sales Charge*           Dealer Commission
                                      as Percentage of        as Percentage of Net         as Percentage of
Amount of Purchase                     Offering Price            Amount Invested            Offering Price
---------------------------------------------------------------------------------------------------------------
Less than $25,000                          4.75%                     4.99%                      4.50%
$25,000 but less than $100,000             4.50%                     4.71%                      4.25%
$100,000 but less than $250,000            3.75%                     3.90%                      3.50%
$250,000 but less than $500,000            3.00%                     3.09%                      2.75%
$500,000 but less than $1,000,000          2.00%                     2.04%                      2.00%
$1,000,000 or more                         0.00**                    0.00**                     1.00%

 * Because the offering price per share is rounded to two decimal places, the actual sales charge you pay on a purchase of Class A shares may be more or less than your total purchase amount multiplied by the applicable sales charge percentage.
** No sales charge is payable at the time of purchase on investments of $1 million or more. A CDSC of 1.00% will be imposed on such investments in the event of redemptions within 18 months of purchase. See "Contingent Deferred Sales Charges".

3. THE FOLLOWING REPLACES "REDUCING CLASS A SALES CHARGES" AND "PURCHASING CLASS A SHARES AT NET ASSET VALUE" UNDER "SALES CHARGES":

REDUCING OR ELIMINATING CLASS A SALES CHARGES. Front-end sales charges on purchases of Class A shares may be reduced under the right of accumulation or under a statement of intention. To receive a reduced sales charge, you must inform your investment dealer or a Fund at the time you purchase shares that you qualify for such a reduction. If you do not let your investment dealer or the Fund know you are eligible for a reduced sales charge, you may not receive the discount to which you are otherwise entitled.

     Under the right of accumulation, the sales charge you pay is reduced if the current market value of your holdings in a Fund or any other Eaton Vance fund (based on the current maximum public offering price) plus your new purchase total $25,000 or more($100,000 or more for the Limited Maturity Municipals Funds). Class A, Advisers Class, Class B, Class C, Class I and/or Class R shares of a Fund or other Eaton Vance funds, as well as shares of Eaton Vance Money Market Fund, owned by you may be included for this purpose. Shares of Eaton Vance Cash Management Fund and Eaton Vance Tax Free Reserves cannot be included under the right of accumulation. Shares owned by you, your spouse and children under age twenty-one may be combined for purposes of the right of accumulation, including shares held for the benefit of any of you in trust or fiduciary accounts (including retirement accounts) or omnibus or "street name" accounts. You may be required to provide documentation to establish your ownership of shares included under the right of accumulation (such as account statements for you, your spouse and children or marriage certificates, birth certificates and/or trust or other fiduciary-related documents).

     Under a statement of intention, purchases of $25,000 or more ($100,000 or more for the Limited Maturity Municipals Funds) made over a 13-month period are eligible for reduced sales charges. Shares eligible under the right of accumulation may be included to satisfy the amount to be purchased under a statement of intention. Under a statement of intention, the principal underwriter may hold 5% of the dollar amount to be purchased in escrow in the form of shares registered in your name until you satisfy the statement or the 13-month period expires. A statement of intention does not obligate you to purchase (or a Fund to sell) the full amount indicated in the statement.

Class A shares are offered at net asset value (without a sales charge) to clients of financial intermediaries who charge a fee for their services; accounts affiliated with those financial intermediaries; tax-deferred retirement plans; investment and institutional clients of Eaton Vance; certain persons affiliated with Eaton Vance; and certain Eaton Vance and fund service providers. Class A shares may also be purchased at net asset value pursuant to the reinvestment privilege and exchange privilege and when distributions are reinvested. See "Shareholder Account Features" for details.

4. THE FOLLOWING REPLACES THE FIRST SENTENCE OF "BY TELEPHONE" UNDER "REDEEMING SHARES":

You can redeem up to $100,000 per account (which may include shares of one or more Eaton Vance funds) per day by calling the transfer agent at 1-800-262-1122 on Monday through Friday, 9:00 a.m. to 4:00 p.m. (eastern time).




December 15, 2004                                                      COMBSTPS2

                        EATON VANCE INCOME FUND OF BOSTON
                              INSTITUTIONAL SHARES
                 SUPPLEMENT TO PROSPECTUS DATED FEBRUARY 1, 2004

               EATON VANCE-ATLANTA CAPITAL INTERMEDIATE BOND FUND
                EATON VANCE-ATLANTA CAPITAL LARGE-CAP GROWTH FUND
                   EATON VANCE-ATLANTA CAPITAL SMALL-CAP FUND
                                 CLASS I SHARES
                 SUPPLEMENT TO PROSPECTUS DATED FEBRUARY 1, 2004

                      EATON VANCE NATIONAL MUNICIPALS FUND
                              INSTITUTIONAL SHARES
                 SUPPLEMENT TO PROSPECTUS DATED FEBRUARY 1, 2004

                    EATON VANCE MASSACHUSETTS MUNICIPALS FUND
                                 CLASS I SHARES
                 SUPPLEMENT TO PROSPECTUS DATED FEBRUARY 1, 2004

                         EATON VANCE FLOATING-RATE FUND
                              INSTITUTIONAL SHARES
                   EATON VANCE FLOATING-RATE HIGH INCOME FUND
                              INSTITUTIONAL SHARES
                 SUPPLEMENT TO PROSPECTUSES DATED MARCH 1, 2004

                     EATON VANCE TAX-MANAGED GROWTH FUND 1.2
                              INSTITUTIONAL SHARES
                   SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2004


1. THE FOLLOWING REPLACES THE LAST PARAGRAPH UNDER "PURCHASING SHARES":

RESTRICTIONS ON EXCESSIVE TRADING AND MARKET TIMING. The Fund is not intended for excessive trading or market timing. Market timers seek to profit by rapidly switching money into a fund when they expect the share price of the fund to rise and taking money out of the fund when they expect those prices to fall. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of a fund's shares may dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, excessive purchases and sales or exchanges of a fund's shares may cause a fund to have difficulty implementing its investment strategies, may force the fund to sell portfolio securities at inopportune times to raise cash or may cause increased expenses (such as increased brokerage costs, realization of taxable capital gains without attaining any investment advantage or increased administrative costs).

The Boards of Trustees of the Eaton Vance funds have adopted policies to discourage short-term trading and market timing and to seek to minimize their potentially detrimental effects. Pursuant to these policies, if an investor (through one or more accounts) makes more than two round-trip exchanges (exchanging from one fund to another fund and back again) within 12 months, it will be deemed to constitute market timing or excessive trading. Under the policies, the Fund or its principal underwriter will reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in the Eaton Vance funds if the Fund or the principal underwriter determines, in its discretion, that a proposed transaction involves market timing or excessive trading that it believes is likely to be detrimental to the Fund. The Fund and its principal underwriter cannot ensure that they will be able to identify all cases of market timing and excessive trading, although they believe they have adequate procedures in place to attempt to do so. The Fund or its principal underwriter may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason (including situations involving fewer than two round trip exchanges). No Eaton Vance fund has any arrangement to permit market timing.

The Fund and the principal underwriter have provided guidance to financial intermediaries (such as banks, broker-dealers, insurance companies and retirement administrators) concerning the application of the Eaton Vance funds' market timing and excessive trading policies to Fund shares held in omnibus accounts maintained and administered by such intermediaries, including guidance concerning situations where market timing or excessive trading is considered to be detrimental to the Fund. The Fund and the principal underwriter cannot ensure that these financial intermediaries will in all cases apply the policies of the Fund to accounts under their control.

PAYMENTS TO INVESTMENT DEALERS. In connection with sales of Fund shares, the principal underwriter, out of its own resources, may make cash payments to certain investment dealers who provide marketing support, transaction processing and/or administrative services and, in some cases, include some or all Eaton Vance funds in preferred or specialized selling programs. Payments made by the principal underwriter to an investment dealer are typically in the form of fees based on Fund sales, assets, transactions processed and/or accounts attributable to that investment dealer. Investment dealers also may receive amounts from the principal underwriter in connection with educational or due diligence meetings that include information concerning Eaton Vance funds. The principal underwriter may pay or allow other promotional incentives or payments to investment dealers to the extent permitted by applicable laws and regulations.

Certain investment dealers that maintain "street name" or omnibus accounts provide sub-accounting, recordkeeping and/ or administrative services to the Eaton Vance funds and are compensated for such services by the Fund. As used in this prospectus, the term "investment dealer" includes any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, their designated intermediaries and any other firm having a selling, administration or similar agreement with the principal underwriter or its affiliates.

2. THE FOLLOWING IS ADDED TO "WITHDRAWAL PLAN" UNDER "SHAREHOLDER ACCOUNT FEATURES" (ONLY FOR FUNDS SUBJECT TO A REDEMPTION FEE):

Because redemptions of shares within three months of settlement of purchase are subject to a 1% redemption fee (including shares held in individual retirement accounts), shareholders should not make withdrawals pursuant to a Withdrawal Plan during that period.




December 15, 2004                                                        INSTLPS









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